Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Business and Summary of Significant Accounting Policies [Abstract]
Certain component of cost of products sold

	2011	2010	2009
State Settlement Agreements	$2,435	$2,496	$2,540
Federal tobacco quota buyout	229	243	240
FDA user fees	120	75	22

Impacts of all revisions made to the financial statements

Consolidated statements of income:

	For the Year Ended December 31, 2010			For the Year Ended December 31, 2009
	Previously Reported	Revised	Effect Of Change	Previously Reported	Revised	Effect Of Change
Cost of products sold	$4,544	$4,544	$—	$4,485	$4,488	$3
Selling, general and administrative expenses	1,493	1,480	(13)	1,508	1,517	9
Operating income	2,419	2,432	13	1,775	1,763	(12)
Income from continuing operations before income taxes	2,192	2,205	13	1,534	1,522	(12)
Provision for income taxes	863	868	5	572	567	(5)
Income from continuing operations	1,329	1,337	8	962	955	(7)
Net income	1,113	1,121	8	962	955	(7)
Earnings per share — basic	1.91	1.92	0.01	1.65	1.64	(0.01)
Earnings per share — diluted	1.90	1.92	0.02	1.65	1.64	(0.01)

Consolidated balance sheet:

	December 31, 2010
	Previously Reported	Revised	Effect Of Change
Accumulated deficit	$(547)	$(1,807)	$(1,260)
Accumulated other comprehensive loss	(1,478)	(218)	1,260

Consolidated statements of cash flows:

	For the Year Ended December 31, 2010			For the Year Ended December 31, 2009
	Previously Reported	Revised	Effect Of Change	Previously Reported	Revised	Effect Of Change
Cash flows from operating activities:
Net income	$1,113	$1,121	$8	$962	$955	$(7)
Deferred income tax expense (benefit)	182	187	5	(154)	(159)	(5)
Pension and postretirement	(702)	(715)	(13)	(181)	(169)	12

	For the Year Ended December 31, 2010			For the Year Ended December 31, 2009
	Previously Reported	Revised	Effect Of Change	Previously Reported	Revised	Effect Of Change
Consolidated statements of shareholders’ equity:
Accumulated deficit:
Beginning balance	$(579)	$(1,847)	$(1,268)	$(531)	$(1,792)	$(1,261)
Net income	1,113	1,121	8	962	955	(7)
Ending balance	(547)	(1,807)	(1,260)	(579)	(1,847)	(1,268)
Accumulated other comprehensive income (loss):
Beginning balance	$(1,421)	$(153)	$1,268	$(1,695)	$(434)	$1,261
Pension and other postretirement benefit adjustments	(70)	(78)	(8)	267	274	7
Ending balance	(1,478)	(218)	1,260	(1,421)	(153)	1,268

Consolidated statements of comprehensive income:
Comprehensive income:
Net income	$1,113	$1,121	$8	$962	$955	$(7)
Pension and other postretirement benefit adjustments	(70)	(78)	(8)	267	274	7